                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2000

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Matador Capital Mgmt.
Address:  200 First Ave. North
          Ste. 201
          St. Petersburg FL 33701-3535

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   William C. Verdi
Title:  Director
Phone:  212-251-3106

Signature, Place, and Date of Signing:

/s/ Hilli C. Ven      New York, NY        2/9/01
----------------      ------------      ----------
[Signature]           [City, State]       [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name

28-
--------------------   ---------------------------------------------------------

                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: __________

Form 13F Information Table Entry Total: _________

Form 13F Information Table Value Total (thousands): $ ____________
                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     NONE

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
                            Form 13F INFORMATION TABLE

 COLUMN 1             COLUMN 2     COLUMN 3     COLUMN 4           COLUMN 5
-----------        --------------  ---------  ------------  -----------------------
                                                 FAIR
                                               MARKET VAL          SHARES OF
 NAME OF ISSUER    TITLE OF CLASS    CUSIP      (x$1000)        PRINCIPAL AMOUNT

-----------------  --------------  ---------  ------------  -----------------------

***DENBURY
 RESOURCES
 INC NEW                COMMON     247916208    $3,256,000          296,000 N
A H BELO CORP SER
 A--W/RTS TO            COMMON     80555105     $1,200,000           75,000 N
ACNIELSEN CORP          COMMON     04833109     $5,441,125          150,100 N
ADVANTAGE
 LEARNING
 SYSTEMS INC            OTC EQ     00757K100    $2,700,088           80,300 N
ALLOY ONLINE            OTC EQ     019855105     $845,625           110,000 N
APAC CUSTOMER
 SERVICES INC           OTC EQ     00185E106     $132,750            36,000 N
AT&T CORP LIBERTY
 MEDIA GROUP            OTC EQ     001957208    $2,498,891          184,250 N
BERGEN BRUNSWIG
 CORP-CL A              COMMON     083739102     $791,500            50,000 N
BRITESMILE INC          OTC EQ     110415106     $138,656            49,300 N
BURLINGTON
 RESOURCES INC          COMMON     122014103    $2,777,500           55,000 N
CAREMARK RX INC         COMMON     141705103     $678,125            50,000 N
CASELLA WASTE
 SYSTEMS INC CL A       OTC EQ     147448104    $1,911,250          220,000 N
CATALINA
 MARKETING CORP         COMMON     148867104    $8,416,341          216,150 N
CDI CORP                COMMON     125071100    $1,189,013           81,300 N
CENDANT CORP            COMMON     151313103    $1,925,000          200,000 N
COHERENT INC
 W/RTS TO PUR           OTC EQ     192479103    $1,958,125           60,250 N
DATATRAK INTL INC       OTC EQ     238134100     $280,969            99,900 N
DUSA
 PHARMACEUTICALS
 INC                    OTC EQ     266898105     $193,344            11,500 N
ECOLLEGE COM            OTC EQ     27887E100     $101,563            25,000 N
ENVIROGEN INC-NEW       OTC EQ     294040308     $31,000             31,000 N
EPICOR
 SOFTWARE CORP          OTC EQ     29426L108     $19,500             24,000 N
HARCOURT
 GENERAL INC.           COMMON     41163G101    $2,002,000           35,000 N
HARSCO CORP             COMMON     415864107     $499,922            20,250 N
HARTE HANKS
 COMMUNICATIONS INC     COMMON     416196103     $909,600            38,400 N
HEALTHSOUTH CORP        COMMON     421924101    $2,052,928          125,850 N
HERLEY
 INDUSTRIES INC         OTC EQ     427398102     $257,688            15,500 N
LINDSAY
 MANUFACTURING CO       COMMON     535555106    $1,069,031           47,250 N
LODGENET
 ENTERTAINMENT CORP     OTC EQ     540211109    $4,975,538          282,300 N
MPW INDUSTRIAL
 SERVICES GROUP         OTC EQ     553444100     $27,750             27,750 N
NATROL INC              OTC EQ     638789107     $27,300             18,200 N
NEW HORIZONS
WORLDWIDE INC           OTC EQ     645526104     $693,750            50,000 N
NTN COMMUNICATIONS
 INC NEW                COMMON     629410309     $62,500            100,000 N
ONI SYS CORP            OTC EQ     68273F103     $395,625            10,000 N


                           Form 13F INFORMATION TABLE

 COLUMN 1                 COLUMN 6          COLUMN 7          COLUMN 8
-----------          ------------------     --------  -------------------------
                         INVESTMENT
                         DISCRETION                   VOTING AUTHORITY
                                 SHARED              -------------------------
 NAME OF ISSUER      SOLE SHARED OTHER      MANAGERS  SOLE    SHARED    NONE
                      (A)  (B)    (C)                 (A)      (B)       (C)
-----------------    ------------------     -------- -------  -------  -------

***DENBURY
 RESOURCES
 INC NEW                X                    EVER    296,000
A H BELO CORP SER
 A--W/RTS TO            X                    EVER     75,000
ACNIELSEN CORP          X                    EVER    150,100
ADVANTAGE
 LEARNING
 SYSTEMS INC            X                    EVER     80,300
ALLOY ONLINE            X                    EVER    110,000
APAC CUSTOMER
 SERVICES INC           X                    EVER     36,000
AT&T CORP LIBERTY
 MEDIA GROUP            X                    EVER    184,250
BERGEN BRUNSWIG
 CORP-CL A              X                    EVER     50,000
BRITESMILE INC          X                    EVER     49,300
BURLINGTON
 RESOURCES INC          X                    EVER     55,000
CAREMARK RX INC         X                    EVER     50,000
CASELLA WASTE
 SYSTEMS INC CL A       X                    EVER    220,000
CATALINA
 MARKETING CORP         X                    EVER    216,150
CDI CORP                X                    EVER     81,300
CENDANT CORP            X                    EVER    200,000
COHERENT INC
 W/RTS TO PUR           X                    EVER     60,250
DATATRAK INTL INC       X                    EVER     99,900
DUSA
 PHARMACEUTICALS
 INC                    X                    EVER     11,500
ECOLLEGE COM            X                    EVER     25,000
ENVIROGEN INC-NEW       X                    EVER     31,000
EPICOR
 SOFTWARE CORP          X                    EVER     24,000
HARCOURT
 GENERAL INC.           X                    EVER     35,000
HARSCO CORP             X                    EVER     20,250
HARTE HANKS
 COMMUNICATIONS INC     X                    EVER     38,400
HEALTHSOUTH CORP        X                    EVER    125,850
HERLEY
 INDUSTRIES INC         X                    EVER     15,500
LINDSAY
 MANUFACTURING CO       X                    EVER     47,250
LODGENET
 ENTERTAINMENT CORP     X                    EVER    282,300
MPW INDUSTRIAL
 SERVICES GROUP         X                    EVER     27,750
NATROL INC              X                    EVER     18,200
NEW HORIZONS
WORLDWIDE INC           X                    EVER     50,000
NTN COMMUNICATIONS
 INC NEW                X                    EVER    100,000
ONI SYS CORP            X                    EVER     10,000


                            Form 13F INFORMATION TABLE

 COLUMN 1             COLUMN 2     COLUMN 3     COLUMN 4           COLUMN 5
-----------        --------------  ---------  ------------  -----------------------
                                                 FAIR
                                               MARKET VAL          SHARES OF
 NAME OF ISSUER    TITLE OF CLASS    CUSIP      (x$1000)        PRINCIPAL AMOUNT

-----------------  --------------  ---------  ------------  -----------------------


PHOTOMEDEX INC        OTC EQ      719358103     $204,188             36,300 N
POLYVISION CORP       COMMON      731805107     $106,250             85,000 N
PRIMEDIA INC          COMMON      74157K101     $596,875             50,000 N
PROGRAMMERS
 PARADISE INC         OTC EQ      743205106    $1,168,244           455,900 N
REPUBLIC
 SERVICES INC         COMMON      760759100    $5,585,938           325,000 N
SMARTFORCE PUB
 LTD CO               OTC EQ      83170A206    $2,253,750            60,000 N
SUNRISE
 TECHNOLOGIES INC     OTC EQ      86769L103     $100,997             56,700 N
SURVIVALINK CORP      OTC EQ      869032102       $105              105,000 N
TECH SQUARED INC
 ESCROW               OTC EQ      878302991       $722              722,000 N
TETRA TECHNOLOGIES
 INC - DEL            COMMON      88162F105    $2,328,100           150,200 N
THERMO
 ELECTRON CORP        COMMON      883556102    $1,475,600            49,600 N
TRIBUNE CO NEW        COMMON      896047107    $1,267,500            30,000 N
VANS INC              OTC EQ      921930103     $685,969             40,500 N
WASTE
 CONNECTIONS INC      OTC EQ      941053100    $3,317,822           100,350 N
WASTE MANAGEMENT
 INC NEW              COMMON      94106L109    $5,022,750           181,000 N



                           Form 13F INFORMATION TABLE

 COLUMN 1                 COLUMN 6          COLUMN 7          COLUMN 8
-----------          ------------------     --------  -------------------------
                         INVESTMENT
                         DISCRETION                   VOTING AUTHORITY
                                 SHARED              -------------------------
 NAME OF ISSUER      SOLE SHARED OTHER      MANAGERS  SOLE    SHARED    NONE
                      (A)  (B)    (C)                  (A)     (B)      (C)
-----------------    ------------------     -------- -------  -------  -------

PHOTOMEDEX INC         X   EVER              EVER     36,300
POLYVISION CORP        X   EVER              EVER     85,000
PRIMEDIA INC           X   EVER              EVER     50,000
PROGRAMMERS
 PARADISE INC          X   EVER              EVER    455,900
REPUBLIC
 SERVICES INC          X   EVER              EVER    325,000
SMARTFORCE PUB
 LTD CO                X   EVER              EVER     60,000
SUNRISE
 TECHNOLOGIES INC      X   EVER              EVER     56,700
SURVIVALINK CORP       X   EVER              EVER    105,000
TECH SQUARED INC
 ESCROW                X   EVER              EVER    722,000
TETRA TECHNOLOGIES
 INC - DEL             X   EVER              EVER    150,200
THERMO
 ELECTRON CORP         X   EVER              EVER     49,600
TRIBUNE CO NEW         X   EVER              EVER     30,000
VANS INC               X   EVER              EVER     40,500
WASTE
 CONNECTIONS INC       X   EVER              EVER    100,350
WASTE MANAGEMENT
 INC NEW               X   EVER              EVER    181,000
